CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	4 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Loss from operations		$ (174,300,000)
Other income (expenses):
Change in fair value of derivative warrant liabilities		0
Net loss		$ (102,493,000)
Basic (shares)		0
Weighted-average shares for diluted loss per share (shares)		0
Basic (usd per share)		$ 0
Diluted (usd per share)		$ 0.00
SPRING VALLEY ACQUISITION CORP
General and administrative expenses	$ 114,144	$ 1,327,217
Loss from operations	(114,144)	(1,327,217)
Other income (expenses):
Change in fair value of derivative warrant liabilities	(12,110,000)	4,511,000
Offering costs allocated to derivative warrant liabilities	(749,253)
Income from investments held in Trust Account	1,973	18,965
Net loss	$ (12,971,424)	$ 3,202,748
Common Class A [Member] | SPRING VALLEY ACQUISITION CORP
Other income (expenses):
Basic (shares)	6,052,632	23,000,000
Weighted-average shares for diluted loss per share (shares)	6,052,632	23,000,000
Basic (usd per share)	$ (1.15)	$ 0.11
Diluted (usd per share)	$ (1.15)	$ 0.11
Common Class B [Member] | SPRING VALLEY ACQUISITION CORP
Other income (expenses):
Basic (shares)	5,197,368	5,750,000
Weighted-average shares for diluted loss per share (shares)	5,197,368	5,750,000
Basic (usd per share)	$ (1.15)	$ 0.11
Diluted (usd per share)	$ (1.15)	$ 0.11